Segment Information (Notes)	3 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Segment Information
3. Segment Information
Our operations are organized into three reportable segments based on manufacturing and marketing criteria and the nature of our products and services, our production processes and our types of customers. These segments are refining, WNRL and retail.
We treated the TexNew Mex Pipeline System assets that we sold to WNRL in the TexNew Mex Pipeline Transaction as a transfer of assets between entities under common control. Accordingly, we have retrospectively adjusted the financial information for the affected reporting segments to include or exclude the historical results of the transferred assets for periods prior to the effective date of the transaction. The TexNew Mex Pipeline System was moved from the refining segment to the WNRL segment.
A description of each segment and the principal products follows:
Refining. We report the operations of our three refineries in our refining segment: one in El Paso, Texas (the "El Paso refinery") with a 131,000 barrel per day ("bpd") capacity, one near Gallup, New Mexico (the "Gallup refinery") with a 25,000 bpd capacity and one in St. Paul Park, Minnesota (the "St. Paul Park refinery") with a 98,000 bpd capacity. Our refineries make various grades of gasoline, diesel fuel and other products from crude oil, other feedstocks and blending components. We purchase crude oil, other feedstocks and blending components from various third-party suppliers. We also acquire refined products through exchange agreements and from various third-party suppliers to supplement supply to our customers. We sell these products to WNRL, to our retail segment, to other independent wholesalers and retailers, commercial accounts and sales and exchanges with major oil companies.
We have an exclusive supply and marketing agreement with a third party covering activities related to our refined product supply, sales and hedging in the Mid-Atlantic region. We recorded $1.4 million and $1.8 million in assets at March 31, 2016 and December 31, 2015, respectively, related to this supply agreement in our Condensed Consolidated Balance Sheets. The revenues and costs recorded under the supply agreement included $26.4 million and $21.5 million in net hedging gains for the three months ended March 31, 2016 and 2015, respectively.
WNRL. WNRL owns and operates pipeline and gathering, terminalling, storage and transportation assets that provide logistics services to our refining segment in the Southwest, including 685 miles of pipelines and 8.2 million barrels of active storage capacity. The majority of WNRL's logistics assets are integral to the operations of the El Paso and Gallup refineries.
WNRL also owns a wholesale business that operates primarily in the Southwest. WNRL's wholesale business includes the operations of several lubricant and bulk petroleum distribution plants and a fleet of crude oil, refined product and lubricant delivery trucks. WNRL distributes commercial wholesale petroleum products primarily in Arizona, California, Colorado, Nevada, New Mexico and Texas. WNRL purchases petroleum fuels and lubricants from our refining segment and from third-party suppliers.
Retail. We operate retail networks located in the Southwest region ("Southwest Retail") and the Upper Great Plains region of the U.S. ("SuperAmerica"). Each of our retail networks sell various grades of gasoline, diesel fuel, convenience store merchandise and beverage and food products to the general public through retail convenience stores.
Southwest Retail obtains the majority of its gasoline and diesel fuel supply from WNRL. At March 31, 2016, Southwest Retail operated 258 service stations and convenience stores or kiosks located in Arizona, Colorado, New Mexico and Texas compared to 261 service stations and convenience stores or kiosks at March 31, 2015. At March 31, 2016, Southwest Retail operated 52 unmanned fleet fueling sites ("cardlocks") located in Arizona, California, Colorado, New Mexico and Texas compared to 50 cardlocks at March 31, 2015.
As of March 31, 2016, SuperAmerica included the operations of 169 retail convenience stores and supported 114 franchised retail convenience stores. Our St. Paul Park refinery supplies the majority of the gasoline and diesel fuel sold through these retail convenience stores.
Segment Accounting Principles. Operating income for each segment consists of net revenues less cost of products sold; direct operating expenses; selling, general and administrative expenses; net impact of the disposal of assets and depreciation and amortization. The refining segment also includes costs related to periodic maintenance turnaround activities. Cost of products sold includes net realized and unrealized gains and losses related to our commodity hedging activities and reflects current costs adjusted, where appropriate, for "last-in, first-out" ("LIFO") and lower of cost or market ("LCM") inventory adjustments. Intersegment revenues are reported at prices that approximate market.
Activities of our business that are not included in the three segments mentioned above are included in the Other category. These activities consist primarily of corporate staff operations and other items that are not specific to the normal business of any one of our three reportable segments. We do not allocate certain items of other income and expense, including income taxes, to the individual segments. WNRL is primarily a pass-through entity with respect to income taxes.
The total assets of each segment consist primarily of cash and cash equivalents; inventories; net accounts receivable; net property, plant and equipment and other assets directly associated with the individual segment’s operations. Included in the total assets of the corporate operations are cash and cash equivalents; various net accounts receivable; prepaid expenses; other current assets; net property, plant and equipment and other long-term assets.
Disclosures regarding our reportable segments with reconciliations to consolidated totals for the three months ended March 31, 2016 and 2015 are presented below:

	Three Months Ended
	March 31,
	2016	2015
	(In thousands)
Operating Results:
Refining (2)
Net sales	$1,276,968	$2,087,213
Intersegment eliminations	590,119	700,023
Net refining sales to external customers	686,849	1,387,190
WNRL (2)
Net sales	468,039	607,396
Intersegment eliminations	149,462	178,249
Net WNRL sales to external customers	318,577	429,147
Retail
Net sales	451,627	505,097
Intersegment eliminations	1,549	2,704
Net retail sales to external customers	450,078	502,393

Consolidated net sales to external customers	$1,455,504	$2,318,730

Operating income (loss)
Refining (1) (2)	$76,357	$260,138
WNRL (2)	21,438	17,561
Retail (1)	3,865	1,940
Other (2)	(23,033)	(23,646)
Operating income from segments	78,627	255,993
Other income (expense), net	(20,413)	(21,588)
Consolidated income before income taxes	$58,214	$234,405

Depreciation and amortization
Refining (2)	$38,694	$37,597
WNRL (2)	7,144	5,892
Retail	5,680	5,332
Other	1,133	1,105
Consolidated depreciation and amortization	$52,651	$49,926

	Three Months Ended
	March 31,
	2016	2015
Capital expenditures
Refining (2)	$70,072	$22,482
WNRL (2)	6,241	25,996
Retail	2,074	3,316
Other	642	1,401
Consolidated capital expenditures	$79,029	$53,195

Total assets
Refining (2) (including $1,267,455 of goodwill)	$4,231,903	$4,205,137
WNRL (2)	448,218	495,028
Retail (including $21,988 of goodwill)	443,112	440,842
Other	630,529	543,515
Consolidated total assets	$5,753,762	$5,684,522

(1)
The effect of our economic hedging activity is included within the operating income of our refining segment as a component of cost of products sold. The cost of products sold within our refining segment included $5.3 million in net realized and unrealized economic hedging gains and $2.5 million in net realized and unrealized economic hedging losses for the three months ended March 31, 2016 and 2015, respectively. Also included within cost of products sold is the net effect of non-cash LCM recoveries of $51.7 million and $15.4 million for our refining segment for the three months ended March 31, 2016 and 2015, respectively, and $0.1 million and $0.3 million for our retail segment for the three months ended March 31, 2016 and 2015, respectively.

(2)
WNRL's financial data includes its historical financial results and an allocated portion of corporate general and administrative expenses, previously reported as Other, for the three months ended March 31, 2015. Refining operating results include activity of the TexNew Mex Pipeline System that was previously recorded within our refining segment. The information contained herein for WNRL has been retrospectively adjusted, to include the historical results of the TexNew Mex Pipeline System.